Financial assets measured at fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of financial assets [line items]
Dividend income	¥ 4,300
Equity investments measured fair value through other comprehensive income	198,949	¥ 92,396	$ 13,211
Equity price risk [member]
Disclosure of financial assets [line items]
Equity investments measured fair value through other comprehensive income	¥ 66,600	¥ 92,400